JPMorgan California Tax Free Bond Fund Expense Example - A C I Shares [Member] - JPMorgan California Tax Free Bond Fund	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 429
Expense Example, with Redemption, 3 Years	630
Expense Example, with Redemption, 5 Years	847
Expense Example, with Redemption, 10 Years	1,473
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	207
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	763
Expense Example, with Redemption, 10 Years	1,583
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	369
Expense Example, with Redemption, 10 Years	$ 858